Exhibit 99.1

KPMG LLP Suite 700 20 Pacifica Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Consumer Portfolio Services, Inc. (the “Company”)
Credit Suisse Securities (USA) LLC
Citigroup Global Markets Inc.
(together, the “Specified Parties”)

Re: CPS Auto Receivables Trust 2022-C – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “bb.Pool_2022-C_053122_Indicative.xlsx,” provided by the Company on June 29, 2022, containing information on 9,424 automobile retail installment sale contracts (“Receivables”) as of May 31, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by CPS Auto Receivables Trust 2022-C. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts and percentages were within $1.00 and 0.1%, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the procedures below.

•	The term "Vehicle Mapping" means email correspondence provided by the Company on June 29, 2022, containing the Vehicle Models and Vehicle Makes corresponding to different abbreviations of vehicle model and vehicle make appearing on the Installment Sale Contracts.

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•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Receivable File” means any file containing some or all of the following documents for each Sample Receivable (defined below): Installment Sale Contract (which includes any related Addendum(s) to the Installment Sale Contract and/or Retail Installment Sale Contract Simple Interest Finance Charge letter) (not applicable for direct loans), Federal Truth in Lending Disclosure Statement (within the Installment Sale Contract or a stand-alone document for direct loans), Title Document, Insurance Document, and Credit Application (not applicable for direct loans). We accessed the Receivable Files in the Company’s data imaging system via virtual desktop. We make no representation regarding the validity, enforceability, or authenticity of the information in the Receivable File.

•	The term “Provided Information” means the Instructions, Vehicle Mapping, Acceptable Company Names, and Receivable File.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Specified Parties. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Specified Parties. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

A.	We randomly selected a sample of 150 Receivables from the Data File (the “Sample Receivables”). A listing of the Sample Receivables is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Receivables we were instructed to randomly select from the Data File.

B.	For each Sample Receivable, we compared the specified attributes in the Data File listed below to or using the corresponding information included in the Receivable File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Receivable File or the inability to agree the specified attributes from the Data File to the Receivable File, utilizing the Instructions, as applicable, constituted an exception. The Receivable File documents are listed in the order of priority.

Attribute	Receivable File / Instructions
Obligor’s First Name and Last Name	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Credit Application
Contract Date	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Term	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Original Amount Financed	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Scheduled Monthly Payment Amount	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Annual Percentage Rate (“APR”)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement
Vehicle Type (New or Used)	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Gap Addendum. Consider an entry of “C” in the Data File to be a Used vehicle.
Vehicle Make	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping.
Vehicle Model	Installment Sale Contract, Federal Truth in Lending Disclosure Statement, Vehicle Mapping, Insurance Document.

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C.	For each Sample Receivable, we observed the presence of the following in the Receivable File, except as listed in Exhibit C:

1.	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

2.	Proof of Insurance. The Company informed us that an Insurance Document was acceptable proof of insurance.

We did not observe the presence of Proof of Insurance for Sample Receivables #48 and #57. The Company provided screenshots from the Company’s servicing system for these Sample Receivables indicating they were “Stip Tier 3” (“ST03”) loans, which the Company informed us were not required to provide Proof of Insurance pursuant to its underwriting policy. These were not considered exceptions.

3.	Signed Credit Application (not applicable to direct loans). We make no representation regarding the authenticity of the obligor’s signature(s).

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to and did not conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Receivables, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Receivables to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Receivables being securitized, (iii) the compliance of the originator of the Receivables with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Receivables that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/KPMG LLP

Irvine, California
July 1, 2022

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Exhibit A

Title Documents

Application for Certificate of Ownership	Form MV-1 Motor Vehicle Title Application
Application for Certificate of Title	Guarantee of Title (provided by the dealer to CPS)
Application for Dealer Assignment	Lien Entry Form
Application for Registration	Multi-Purpose Application
Application for Title and/or Registration	MV-1
Application for Vehicle Transaction	Notice of Security Interest
Certificate of Title	Registration and Title Application
Dealer Guarantee of Title Delivery	Title & License Plate Application
Dealer, Rebuilder or Lessor’s Report of Sale or Lease	Title and Registration Application
Direct Lien Receipt from Office of Motor Vehicle Records and Information	Title Application
Electronic Title in the CPS Title Management System	Vehicle Registration/Title Application for Dealer Sales

Acceptable Company Names

CPS	Consumer Portfolio Services
CPS INC	Consumer Portfolio Srv, INC
CPS.INC	Consumer Portfolio Svcs Inc
CPS Inc.	Consumer Portfolio Srvcs Inc
CPS, INC	Consumer Portfolio Svcs, Inc
CPS, Inc.	CONSUMER PORFOLIO SERVICEC INC
C.P.S. Inc.	Consumer Portfolio Service Inc
CPS Incorporated	Consumer Portfolio Services In
Consumer Portfolio S	Consumer Portfolio Services, I
Consumer Portfolio Inc	Consumer Portfolio Svcs., Inc.
Consumer Portfolio Serv	Consumer Portfolio Services Inc
Consumer Portfolio Srvs	Consumer Portfolio Services, Inc
Consumer Portfolio Svcs	Consumer Portfolio Services Inc.
Consumer Portfolio Servic	Consumer Portfolio Services, Inc.
Consumer Portfolio Service	Company’s ELT E-Numbers from different DMV systems

Insurance Documents

Agreement for Purchaser to Provide Accidental Physical Damage Coverage	Insurance Card
Agreement to Furnish Insurance Policy	Insurance Coverage Acknowledgment
Agreement to Maintain Physical Damage Insurance	Insurance Declaration Page
Agreement to Provide Insurance	Insurance Verification system screenshot
Application for Insurance	Letter of Coverage
Auto Insurance Coverage Summary	Memorandum of Insurance
Auto Insurance Policy Amended Declarations	Notice of Property Insurance
Certificate of Insurance	Proof of Insurance/Authorization to Release Insurance Information
Certificate of No-fault Insurance	Temporary Proof of Insurance Card
Confirmation of Accidental Physical Damage Insurance	Vehicle Insurance Information
Evidence of Liability Insurance	Verification of Coverage
Financial Responsibility Identification Card	Verification of Insurance
Insurance Binder

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Exhibit B

The Sample Receivables
Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]	Sample Receivable #	Receivable Number[1]
1	2022C001	51	2022C051	101	2022C101
2	2022C002	52	2022C052	102	2022C102
3	2022C003	53	2022C053	103	2022C103
4	2022C004	54	2022C054	104	2022C104
5	2022C005	55	2022C055	105	2022C105
6	2022C006	56	2022C056	106	2022C106
7	2022C007	57	2022C057	107	2022C107
8	2022C008	58	2022C058	108	2022C108
9	2022C009	59	2022C059	109	2022C109
10	2022C010	60	2022C060	110	2022C110
11	2022C011	61	2022C061	111	2022C111
12	2022C012	62	2022C062	112	2022C112
13	2022C013	63	2022C063	113	2022C113
14	2022C014	64	2022C064	114	2022C114
15	2022C015	65	2022C065	115	2022C115
16	2022C016	66	2022C066	116	2022C116
17	2022C017	67	2022C067	117	2022C117
18	2022C018	68	2022C068	118	2022C118
19	2022C019	69	2022C069	119	2022C119
20	2022C020	70	2022C070	120	2022C120
21	2022C021	71	2022C071	121	2022C121
22	2022C022	72	2022C072	122	2022C122
23	2022C023	73	2022C073	123	2022C123
24	2022C024	74	2022C074	124	2022C124
25	2022C025	75	2022C075	125	2022C125
26	2022C026	76	2022C076	126	2022C126
27	2022C027	77	2022C077	127	2022C127
28	2022C028	78	2022C078	128	2022C128
29	2022C029	79	2022C079	129	2022C129
30	2022C030	80	2022C080	130	2022C130
31	2022C031	81	2022C081	131	2022C131
32	2022C032	82	2022C082	132	2022C132
33	2022C033	83	2022C083	133	2022C133
34	2022C034	84	2022C084	134	2022C134
35	2022C035	85	2022C085	135	2022C135
36	2022C036	86	2022C086	136	2022C136
37	2022C037	87	2022C087	137	2022C137
38	2022C038	88	2022C088	138	2022C138
39	2022C039	89	2022C089	139	2022C139
40	2022C040	90	2022C090	140	2022C140
41	2022C041	91	2022C091	141	2022C141
42	2022C042	92	2022C092	142	2022C142
43	2022C043	93	2022C093	143	2022C143
44	2022C044	94	2022C094	144	2022C144
45	2022C045	95	2022C095	145	2022C145
46	2022C046	96	2022C096	146	2022C146
47	2022C047	97	2022C097	147	2022C147
48	2022C048	98	2022C098	148	2022C148
49	2022C049	99	2022C099	149	2022C149
50	2022C050	100	2022C100	150	2022C150

[1]	The Company has assigned a unique eight-digit Account Number to each Receivable in the Data File. The Receivable Numbers referred to in this Exhibit are not the Company’s Account Numbers.

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Exhibit C

Exceptions List

Sample Receivable #	Receivable Number	Attribute	Per Data File	Per Receivable File
113	2021C113	Proof of Insurance	Not Applicable	Not Available
131	2021C131	Signed Credit Application	Not Applicable	Not Available

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